Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal		$ (36,515,000)	$ 18,364,000
State	1,216,000	(5,686,000)	5,360,000
Current Income tax expense (benefit), total	1,216,000	(42,201,000)	23,724,000
Deferred
Federal	27,936,000	37,150,000	(44,158,000)
State	3,397,000	6,618,000	(7,832,000)
Deferred tax expense (benefit), total	31,333,000	43,768,000	(51,990,000)
Income tax expense (benefit), total	32,549,000	1,567,000	(28,266,000)
Cash payments (refunds) for income taxes	(16,900,000)	(21,300,000)	26,000,000
Income taxes receivable	4,000,000	23,500,000
Reconciliation of income tax expense (benefit) and amounts computed at the statutory federal income tax rate
Income tax expense (benefit) computed at the statutory federal rate	30,025,000	(368,000)	28,696,000
Increase (decrease) resulting from state income taxes, net of federal tax effect	2,999,000	132,000	5,033,000
Increase (decrease) resulting from nondeductible meals	910,000	538,000	436,000
Increase (decrease) resulting from change in tax law - Medicare Part D Subsidy			1,341,000
Increase (decrease) resulting from change in valuation allowance			(57,530,000)
Increase (decrease) resulting from change in uncertain tax positions		(1,983,000)	(5,980,000)
Increase (decrease) resulting from effect of change in state apportionment rates and tax rates		2,624,000
Increase (decrease) resulting from settlement of prior year tax matters		618,000
Increase (decrease) resulting from other	(1,385,000)	6,000	(262,000)
Income tax expense (benefit), total	32,549,000	1,567,000	(28,266,000)
Deferred tax assets:
Accumulated pension and other postretirement benefits	135,922,000	120,958,000
Leases	5,610,000	6,491,000
Air traffic liability	10,745,000	9,745,000
Federal and state net operating loss carryforwards	75,223,000	39,271,000
Alternative minimum tax credit carryforwards	5,909,000	4,563,000
Other assets and liabilities	25,814,000	22,466,000
Total deferred tax assets	259,223,000	203,494,000
Deferred tax liabilities:
Intangible assets	(10,169,000)	(16,429,000)
Plant and equipment, principally accelerated depreciation	(187,222,000)	(104,754,000)
Other liabilities	(7,781,000)	(7,456,000)
Total deferred tax liabilities	(205,172,000)	(128,639,000)
Net deferred tax assets:
Net deferred tax asset	$ 54,051,000	$ 74,855,000